Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of equity interest in subsidiaries
The equity interest in the subsidiaries held by the Company at the end of the period/year are set forth below:

Name of subsidiary	Proportion of ownership interest and voting power held by the Company %			Place of incorporation and operation	Main activity
	December 31, 2020	December 31, 2019	December 31, 2018
Vista Oil & Gas Holding I, S.A. de C.V. (“Vista Holding I”)	100%	100%	100%	Mexico		Holding
Vista Oil & Gas Holding II, S.A. de C.V. (“Vista Holding II”)	100%	100%	100%	Mexico		Upstream	(3)
Vista Oil & Gas Holding III, S.A. de C.V. (1)	100%	100%	100%	Mexico		Services
Vista Oil & Gas Holding IV, S.A. de C.V. (1)	100%	100%	-%	Mexico		Services
Vista Oil & Gas Holding V B.V.	100%	-%	-%	Holland		Holding
Vista Complemento S.A. de C.V. (1)	100%	100%	100%	Mexico		Services
Vista Oil & Gas Argentina S.A.U. (“Vista Argentina”) (2)	100%	100%	100%	Argentina		Upstream	(3)
APCO Oil & Gas S.A.U. (4)	-%	-%	100%	Argentina		Upstream	(3)
APCO Argentina S.A. (4)	—%	—%	100%	Argentina	Holding
Aleph Midstream S.A. (1)(5)	100%	0,27%	100%	Argentina	Services (6)
Aluvional Logística S.A. (1)	100%	100%	100%	Argentina	Mining and Industry

(1)	Companies established after the Initial Business Combination was completed on April 4, 2018.
(2)	Onwards Vista Argentina (Previously known as Petrolera Entre Lomas S.A.)
(3)	Refers to the exploration and production of gas and oil.
(4)	Companies absorbed by Vista Argentina, product of a corporate reorganization process whose effective date was January 1,2019.
(5)	See Note 28.
(6)	Includes operations destined at the collection, treatment, transport and distribution of hydrocarbons and their derivatives.

Summary of useful lives of property plant and equipment
The Company’s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings	50 years
Machinery and installations	10 years
Equipment and furniture	10 years
Vehicles	5 years
Computer equipment	3 years